Distribution Date:	08/12/26	GS Mortgage Securities Trust 2019-GC40
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-GC40
June Revsion
Servicer initiated revision due to an identified update in the ARA calculation.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4-5		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	6		200 West Street | New York, NY 10282 | United States
Additional Information	7	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	8		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	9
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	LNR Partners,LLC
Mortgage Loan Detail (Part 1)	15-16		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 2)	17-18				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	19
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	25
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36257HBL9	2.236000%	16,403,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36257HBM7	2.971000%	131,938,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36257HBN5	2.904000%	191,600,000.00	155,122,272.98	0.00	375,395.90	0.00	0.00	375,395.90	155,122,272.98	38.58%	30.00%
A-4	36257HBP0	3.160000%	251,415,000.00	251,415,000.00	0.00	662,059.50	0.00	0.00	662,059.50	251,415,000.00	38.58%	30.00%
A-AB	36257HBQ8	3.040000%	24,636,000.00	14,242,894.30	406,708.27	36,082.00	0.00	0.00	442,790.27	13,836,186.03	38.58%	30.00%
A-S	36257HBT2	3.412000%	98,999,000.00	98,999,000.00	0.00	281,487.16	0.00	0.00	281,487.16	98,999,000.00	24.11%	18.75%
B	36257HBU9	3.543000%	41,799,000.00	41,799,000.00	0.00	123,411.55	0.00	0.00	123,411.55	41,799,000.00	18.00%	14.00%
C	36257HBV7	3.946000%	35,200,000.00	35,200,000.00	0.00	115,749.33	0.00	0.00	115,749.33	35,200,000.00	12.86%	10.00%
D	36257HAA4	3.000000%	19,800,000.00	19,800,000.00	0.00	18,785.00	0.00	0.00	18,785.00	19,800,000.00	9.97%	7.75%
E	36257HAE6	3.000000%	16,499,000.00	16,499,000.00	0.00	0.00	0.00	0.00	0.00	16,499,000.00	7.55%	5.88%
F	36257HAG1	3.000000%	16,500,000.00	16,500,000.00	0.00	0.00	0.00	0.00	0.00	16,500,000.00	5.14%	4.00%
G-RR	36257HAL0	4.357709%	8,800,000.00	8,800,000.00	0.00	0.00	0.00	0.00	0.00	8,800,000.00	3.86%	3.00%
H-RR*	36257HAN6	4.357709%	26,400,274.00	26,400,274.00	0.00	0.00	0.00	0.00	0.00	26,400,274.00	0.00%	0.00%
DB-A	36257HAU0	3.349000%	5,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	90.61%
DB-B	36257HAY2	3.501000%	19,899,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	74.20%
DB-C	36257HBA3	0.000000%	24,408,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	54.07%
DB-D	36257HBC9	0.000000%	33,164,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	26.72%
DB-E	36257HBE5	0.000000%	25,392,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.78%
DB-F	36257HBG0	0.000000%	7,003,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
DB-VR	36257HBK1	0.000000%	6,062,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	95.00%
RR Interest	N/A	4.357709%	11,213,708.00	8,726,122.51	5,182.69	28,054.05	0.00	0.00	33,236.74	8,720,939.82	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

RR Certificate	36257HBX3	4.357709%	22,976,609.00	17,879,608.14	10,619.19	57,482.05	0.00	0.00	68,101.24	17,868,988.95	32.80%	32.80%
S	36257HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36257HAS5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,035,429,591.00	711,383,171.93	422,510.15	1,698,506.54	0.00	0.00	2,121,016.69	710,960,661.78

X-A	36257HBR6	1.229401%	714,991,000.00	519,779,167.28	0.00	532,514.03	0.00	0.00	532,514.03	519,372,459.01
X-B	36257HBS4	0.630478%	76,999,000.00	76,999,000.00	0.00	40,455.14	0.00	0.00	40,455.14	76,999,000.00
X-D	36257HAC0	1.357709%	36,299,000.00	36,299,000.00	0.00	15,585.69	0.00	0.00	15,585.69	36,299,000.00
X-F	36257HAJ5	1.357709%	16,500,000.00	16,500,000.00	0.00	0.00	0.00	0.00	0.00	16,500,000.00
DB-X	36257HAW6	0.000000%	25,220,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			870,009,000.00	649,577,167.28	0.00	588,554.86	0.00	0.00	588,554.86	649,170,459.01

Deal Distribution Total					422,510.15	2,287,061.40	0.00	0.00	2,709,571.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257HBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36257HBM7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36257HBN5	809.61520344	0.00000000	1.95926879	0.00000000	0.00000000	0.00000000	0.00000000	1.95926879	809.61520344
A-4	36257HBP0	1,000.00000000	0.00000000	2.63333333	0.00000000	0.00000000	0.00000000	0.00000000	2.63333333	1,000.00000000
A-AB	36257HBQ8	578.13339422	16.50869743	1.46460464	0.00000000	0.00000000	0.00000000	0.00000000	17.97330208	561.62469679
A-S	36257HBT2	1,000.00000000	0.00000000	2.84333337	0.00000000	0.00000000	0.00000000	0.00000000	2.84333337	1,000.00000000
B	36257HBU9	1,000.00000000	0.00000000	2.95250006	0.00000000	0.00000000	0.00000000	0.00000000	2.95250006	1,000.00000000
C	36257HBV7	1,000.00000000	0.00000000	3.28833324	0.00000000	0.00000000	0.00000000	0.00000000	3.28833324	1,000.00000000
D	36257HAA4	1,000.00000000	0.00000000	0.94873737	1.55126263	1.55126263	0.00000000	0.00000000	0.94873737	1,000.00000000
E	36257HAE6	1,000.00000000	0.00000000	0.00000000	2.50000000	4.35774108	0.00000000	0.00000000	0.00000000	1,000.00000000
F	36257HAG1	1,000.00000000	0.00000000	0.00000000	2.50000000	7.51876606	0.00000000	0.00000000	0.00000000	1,000.00000000
G-RR	36257HAL0	1,000.00000000	0.00000000	0.00000000	3.63142386	24.65880682	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	36257HAN6	1,000.00000000	0.00000000	0.00000000	3.63142405	40.24238158	0.00000000	0.00000000	0.00000000	1,000.00000000
DB-A	36257HAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-B	36257HAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-C	36257HBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-D	36257HBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-E	36257HBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-F	36257HBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
DB-VR	36257HBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	778.16566206	0.46217451	2.50176391	0.32408549	1.80234049	0.00000000	0.00000000	2.96393842	777.70348755
RR Certificate	36257HBX3	778.16566143	0.46217394	2.50176386	0.32408568	1.80234124	0.00000000	0.00000000	2.96393780	777.70348749
S	36257HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36257HBR6	726.97302103	0.00000000	0.74478424	0.00000000	0.00000000	0.00000000	0.00000000	0.74478424	726.40419112
X-B	36257HBS4	1,000.00000000	0.00000000	0.52539825	0.00000000	0.00000000	0.00000000	0.00000000	0.52539825	1,000.00000000
X-D	36257HAC0	1,000.00000000	0.00000000	0.42936968	0.70205433	0.70205433	0.00000000	0.00000000	0.42936968	1,000.00000000
X-F	36257HAJ5	1,000.00000000	0.00000000	0.00000000	1.13142424	3.28949939	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Notional Certificates
DB-X	36257HAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	375,395.90	0.00	375,395.90	0.00	0.00	0.00	375,395.90	0.00
A-4	07/01/26 - 07/30/26	30	0.00	662,059.50	0.00	662,059.50	0.00	0.00	0.00	662,059.50	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	36,082.00	0.00	36,082.00	0.00	0.00	0.00	36,082.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	532,514.03	0.00	532,514.03	0.00	0.00	0.00	532,514.03	0.00
X-B	07/01/26 - 07/30/26	30	0.00	40,455.14	0.00	40,455.14	0.00	0.00	0.00	40,455.14	0.00
A-S	07/01/26 - 07/30/26	30	0.00	281,487.16	0.00	281,487.16	0.00	0.00	0.00	281,487.16	0.00
B	07/01/26 - 07/30/26	30	0.00	123,411.55	0.00	123,411.55	0.00	0.00	0.00	123,411.55	0.00
C	07/01/26 - 07/30/26	30	0.00	115,749.33	0.00	115,749.33	0.00	0.00	0.00	115,749.33	0.00
D	07/01/26 - 07/30/26	30	0.00	49,500.00	0.00	49,500.00	30,715.00	0.00	0.00	18,785.00	30,715.00
X-D	07/01/26 - 07/30/26	30	0.00	41,069.56	0.00	41,069.56	25,483.87	0.00	0.00	15,585.69	25,483.87
E	07/01/26 - 07/30/26	30	30,574.43	41,247.50	0.00	41,247.50	41,247.50	0.00	0.00	0.00	71,898.37
F	07/01/26 - 07/30/26	30	82,603.13	41,250.00	0.00	41,250.00	41,250.00	0.00	0.00	0.00	124,059.64
X-F	07/01/26 - 07/30/26	30	35,479.40	18,668.50	0.00	18,668.50	18,668.50	0.00	0.00	0.00	54,276.74
G-RR	07/01/26 - 07/30/26	30	184,371.44	31,956.53	0.00	31,956.53	31,956.53	0.00	0.00	0.00	216,997.50
H-RR	07/01/26 - 07/30/26	30	963,042.09	95,870.59	0.00	95,870.59	95,870.59	0.00	0.00	0.00	1,062,409.90
DB-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-X	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
DB-VR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	07/01/26 - 07/30/26	30	16,516.74	31,688.25	0.00	31,688.25	3,634.20	0.00	0.00	28,054.05	20,210.92
RR Certificate	07/01/26 - 07/30/26	30	33,842.40	64,928.44	0.00	64,928.44	7,446.39	0.00	0.00	57,482.05	41,411.69
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,346,429.63	2,583,333.98	0.00	2,583,333.98	296,272.58	0.00	0.00	2,287,061.40	1,647,463.63

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	2,709,571.55
DB Non-VRR Available Funds	0.00
DB VRR Available Funds	0.00
Non-VRR Available Funds	2,608,233.57
VRR Available Funds	101,337.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,594,550.62	Master Servicing Fee	4,394.24
Interest Reductions due to Nonrecoverability Determination	(234,437.50)	Certificate Administrator Fee	4,863.88
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.29
ARD Interest	0.00	Operating Advisor Fee	1,145.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	183.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,360,113.12	Total Fees	10,893.72

Principal		Expenses/Reimbursements
Scheduled Principal	422,510.15	Reimbursement for Interest on Advances	467.66
Unscheduled Principal Collections		ASER Amount	41,238.95
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,451.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	422,510.15	Total Expenses/Reimbursements	62,158.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,287,061.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	422,510.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,709,571.55
Total Funds Collected	2,782,623.27	Total Funds Distributed	2,782,623.27

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	711,383,172.54	711,383,172.54	Beginning Certificate Balance	711,383,171.93
(-) Scheduled Principal Collections	422,510.15	422,510.15	(-) Principal Distributions	422,510.15
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	710,960,662.39	710,960,662.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	711,455,413.16	711,455,413.16	Ending Certificate Balance	710,960,661.78
Ending Actual Collateral Balance	710,981,050.74	710,981,050.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	7	48,365,415.42	6.80%	34	4.5271	1.935421	1.50 or less	10	258,769,833.54	36.40%	34	4.2881	0.961402
$10,000,001 to $20,000,000	15	202,337,960.23	28.46%	34	4.5499	1.762151	1.51 to 1.60	4	92,760,684.92	13.05%	32	4.0703	1.517588
$20,000,001 to $30,000,000	3	72,322,847.85	10.17%	33	4.4700	1.198878	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
$30,000,001 to $40,000,000	2	63,720,418.57	8.96%	34	4.5234	1.539625	1.71 to 1.80	4	53,830,033.40	7.57%	33	4.4570	1.744304
$40,000,001 to $50,000,000	5	249,214,020.32	35.05%	33	3.9634	2.867179	1.81 to 1.90	2	39,077,918.57	5.50%	33	4.8001	1.850693
$50,000,001 to $70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	19,316,191.96	2.72%	34	4.4272	1.951165
$70,000,001 or greater	1	75,000,000.00	10.55%	34	3.6300	1.220000	2.01 to 3.00	6	106,206,000.00	14.94%	34	4.3132	2.519064
Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850	3.01 or greater	5	141,000,000.00	19.83%	33	3.9205	4.113546
							Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	11,461,847.15	1.61%	34	4.9800	1.510000
							Industrial	8	57,817,826.01	8.13%	34	4.7368	1.983080
California	2	170,000,000.00	23.91%	31	3.9276	2.277647
							Lodging	3	30,331,784.03	4.27%	34	4.8178	0.579996
Colorado	2	31,956,000.00	4.49%	34	4.7295	2.145715
							Mixed Use	5	182,071,030.77	25.61%	34	4.1312	1.171756
Delaware	1	10,162,718.64	1.43%	34	4.8900	(1.240000)
							Multi-Family	1	8,357,500.00	1.18%	34	4.5800	1.890000
Florida	5	68,790,869.05	9.68%	33	4.6046	1.785692
							Office	7	321,609,361.55	45.24%	32	3.9969	2.664250
Hawaii	1	73,821,030.77	10.38%	34	4.4150	1.220000
							Retail	9	147,076,665.11	20.69%	34	4.4825	1.857703
Indiana	1	11,000,000.00	1.55%	34	4.5500	2.990000
							Self Storage	2	11,000,000.00	1.55%	34	4.2900	3.560000
Louisiana	1	8,798,837.77	1.24%	35	4.7000	1.590000
							Totals	35	710,960,662.39	100.00%	33	4.2352	2.026850
Minnesota	1	3,860,033.40	0.54%	34	4.4200	1.730000

New York	7	208,750,000.00	29.36%	34	4.0312	1.681850

North Carolina	5	22,856,093.77	3.21%	33	4.7479	1.756099

Pennsylvania	1	11,500,000.00	1.62%	33	4.3500	1.750000

South Carolina	3	24,924,365.95	3.51%	34	4.3012	2.654963

Texas	1	29,352,847.85	4.13%	35	4.7500	0.590000

Utah	1	10,756,513.70	1.51%	34	4.8000	1.460000

Washington	2	60,273,009.42	8.48%	33	3.7711	4.863586

Totals	35	710,960,662.39	100.00%	33	4.2352	2.026850

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	2	125,000,000.00	17.58%	34	3.5953	3.004000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	122,500,000.00	17.23%	32	3.9071	1.975306	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	113,500,000.00	15.96%	33	4.1070	2.435110	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	132,551,925.04	18.64%	34	4.3765	1.926292	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	110,034,229.87	15.48%	34	4.6727	1.602393	49 months or greater	33	710,960,662.39	100.00%	33	4.2352	2.026850
	4.751% or greater	7	107,374,507.48	15.10%	33	4.8673	1.075662	Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850
	Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	33	710,960,662.39	100.00%	33	4.2352	2.026850	Interest Only	20	506,033,500.00	71.18%	33	4.0687	2.354229
60 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	264 months or less	2	61,517,525.69	8.65%	34	4.4150	1.220000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	11	143,409,636.70	20.17%	34	4.7455	1.217775
	Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	33	710,960,662.39	100.00%	33	4.2352	2.026850			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	710,960,662.39	100.00%	33	4.2352	2.026850
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30503144	MU	Brooklyn	NY	Actual/360	3.630%	0.00	0.00	0.00	N/A	06/06/29	--	75,000,000.00	75,000,000.00	09/06/25
3A1	30316432	MU	Honolulu	HI	Actual/360	4.415%	187,645.66	142,965.67	0.00	N/A	06/06/29	--	49,356,985.99	49,214,020.32	08/06/26
3A3	30316434	MU	Honolulu	HI	Actual/360	4.415%	46,911.42	35,741.41	0.00	N/A	06/06/29	--	12,339,246.78	12,303,505.37	08/06/26
4A4	30502550	OF	San Francisco	CA	Actual/360	3.850%	165,763.89	0.00	0.00	N/A	03/06/29	--	50,000,000.00	50,000,000.00	08/06/26
4A5	30502551	OF	San Francisco	CA	Actual/360	3.850%	74,593.75	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	08/06/26
5A3	30315988	OF	Sunnyvale	CA	Actual/360	4.026%	173,336.60	0.00	0.00	04/06/29	06/06/34	--	50,000,000.00	50,000,000.00	08/06/26
5A4	30315989	OF	Sunnyvale	CA	Actual/360	4.026%	43,334.15	0.00	0.00	04/06/29	06/06/34	--	12,500,000.00	12,500,000.00	08/06/26
6	30315984	OF	New York	NY	Actual/360	3.990%	171,791.67	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	08/06/26
7	30316077	OF	Bellevue	WA	Actual/360	3.543%	152,555.81	0.00	0.00	05/06/29	10/06/30	--	50,000,000.00	50,000,000.00	08/06/26
10	30315996	RT	Orlando	FL	Actual/360	4.860%	128,799.75	56,104.60	0.00	N/A	05/04/29	--	30,776,523.17	30,720,418.57	08/06/26
11	30520955	RT	New York	NY	Actual/360	4.210%	119,634.17	0.00	0.00	N/A	07/06/29	--	33,000,000.00	33,000,000.00	08/06/26
12	30520954	OF	Houston	TX	Actual/360	4.750%	120,252.21	46,674.94	0.00	N/A	07/06/29	--	29,399,522.79	29,352,847.85	08/06/26
13	30316437	IN	Various	NC	Actual/360	4.750%	83,727.99	0.00	0.00	N/A	05/06/29	--	20,470,000.00	20,470,000.00	08/06/26
15	30503027	MU	New York	NY	Actual/360	4.830%	83,183.33	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	09/06/25
16	30316438	RT	West Palm Beach	FL	Actual/360	4.200%	65,100.00	0.00	0.00	N/A	06/06/29	--	18,000,000.00	18,000,000.00	08/06/26
17	30316439	IN	Westminster	CO	Actual/360	4.620%	71,434.95	0.00	0.00	N/A	06/06/29	--	17,956,000.00	17,956,000.00	08/06/26
18	30503156	RT	New York	NY	Actual/360	4.390%	66,154.86	0.00	0.00	N/A	06/06/29	--	17,500,000.00	17,500,000.00	08/06/26
19	30520953	RT	Myrtle Beach	SC	Actual/360	4.310%	51,762.45	22,556.37	0.00	N/A	06/06/29	--	13,946,922.32	13,924,365.95	08/06/26
20	30316440	IN	Louisville	CO	Actual/360	4.870%	58,710.56	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	08/06/26
21	30503005	LO	Gilbert	AZ	Actual/360	4.980%	49,239.65	20,388.35	0.00	N/A	06/06/29	--	11,482,235.50	11,461,847.15	07/06/26
22	30316441	OF	Draper	UT	Actual/360	4.800%	44,541.81	19,729.70	0.00	N/A	06/06/29	--	10,776,243.40	10,756,513.70	08/06/26
23	30503058	LO	Rehoboth Beach	DE	Actual/360	4.890%	42,870.82	18,357.93	0.00	N/A	06/06/29	--	10,181,076.57	10,162,718.64	08/06/26
24	30316185	OF	Reading	PA	Actual/360	4.350%	43,077.08	0.00	0.00	N/A	05/06/29	--	11,500,000.00	11,500,000.00	08/06/26
25	30502992	RT	Schererville	IN	Actual/360	4.550%	43,098.61	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	08/06/26
26	30503134	SS	Various	SC	Actual/360	4.290%	40,635.83	0.00	0.00	N/A	06/06/29	--	11,000,000.00	11,000,000.00	08/06/26
27	30316442	RT	Maple Valley	WA	Actual/360	4.880%	43,232.56	15,013.73	0.00	N/A	05/06/29	--	10,288,023.15	10,273,009.42	08/06/26
28	30316443	LO	Pembroke Pines	FL	Actual/360	4.520%	33,955.94	16,831.50	0.00	N/A	05/06/29	--	8,724,049.74	8,707,218.24	08/06/26
29	30316444	RT	Covington	LA	Actual/360	4.700%	35,668.00	14,121.23	0.00	N/A	07/06/29	--	8,812,959.00	8,798,837.77	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30316445	MF	Melbourne	FL	Actual/360	4.580%	32,961.05	0.00	0.00	N/A	06/06/29	--	8,357,500.00	8,357,500.00	07/06/26
31	30503056	MU	Brooklyn	NY	Actual/360	4.340%	30,364.93	0.00	0.00	N/A	06/06/29	--	8,125,000.00	8,125,000.00	08/06/26
32	30502991	IN	Various	Various	Actual/360	4.730%	21,996.48	8,659.14	0.00	N/A	06/06/29	--	5,400,485.15	5,391,826.01	08/06/26
33	30503057	MU	Southampton	NY	Actual/360	4.320%	19,065.00	0.00	0.00	N/A	06/06/29	--	5,125,000.00	5,125,000.00	08/06/26
34	30503133	RT	Willmar	MN	Actual/360	4.420%	14,712.14	5,365.58	0.00	N/A	06/06/29	--	3,865,398.98	3,860,033.40	08/06/26
Totals							2,360,113.12	422,510.15	0.00				711,383,172.54	710,960,662.39
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,555,774.00	0.00	--	--	06/08/26	47,748,755.45	519,852.60	(1,008.15)	1,858,949.04	2,839,571.62	0.00
3A1	9,832,716.05	2,732,281.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	9,832,716.05	2,732,281.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	46,865,826.41	12,396,055.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	46,865,826.41	12,396,055.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	21,882,980.03	5,649,202.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	21,882,980.03	5,649,202.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,694,866.36	5,857,364.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	33,210,975.26	33,601,945.49	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	21,331,986.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,275,909.95	450,085.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,361,316.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,942,651.27	481,155.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	(253,816.00)	0.00	--	--	05/06/26	9,925,470.91	556,613.40	41,675.54	338,692.15	0.00	0.00
16	3,288,962.57	1,357,896.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,714,251.25	458,010.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,400,754.61	2,434,987.94	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,811,170.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,590,951.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,446,543.27	0.00	--	--	--	0.00	0.00	69,578.56	69,578.56	0.00	0.00
22	1,190,803.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	732,819.20	(214,078.07)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	5,805,614.11	1,338,586.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	734,011.52	1,648,034.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,773,246.52	1,719,110.86	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	819,133.58	718,252.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	934,261.21	1,088,556.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	985,875.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	520,232.49	189,714.93	01/01/26	03/31/26	--	0.00	0.00	32,925.07	32,925.07	0.00	0.00
31	903,857.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	743,520.56	755,785.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	639,109.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	432,999.96	418,230.88	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	255,750,828.31	93,858,719.12				57,674,226.36	1,076,466.00	143,171.03	2,300,144.82	2,839,571.62	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.235227%	4.216918%	33
07/10/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.235448%	4.217138%	34
06/12/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.235684%	4.217372%	35
05/12/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.235903%	4.217589%	36
04/10/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.236137%	4.217821%	37
03/12/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.236353%	4.218036%	38
02/12/26	0	0.00	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.236616%	4.218296%	39
01/12/26	1	3,899,525.52	0	0.00	2	95,000,000.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	1	37,895,000.00	4.236830%	4.218509%	40
12/12/25	0	0.00	2	95,000,000.00	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	4.245755%	4.227632%	41
11/13/25	2	95,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.245967%	4.227841%	42
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246162%	4.228035%	43
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.246371%	4.228242%	44
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
30	30316445	07/06/26	0	A	32,925.07	32,925.07	0.00	8,357,500.00
21	30503005	07/06/26	0	A	69,578.56	69,578.56	0.00	11,482,235.50
15	30503027	09/06/25	10	6	41,675.54	338,692.15	104,647.85	20,000,000.00	02/06/24	7			10/23/25
2	30503144	09/06/25	10	6	(1,008.15)	1,858,949.04	3,183,432.35	75,000,000.00	12/08/25	98
Totals					143,171.03	2,300,144.82	3,288,080.20	114,839,735.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		598,460,662	503,460,662	75,000,000		20,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		50,000,000	50,000,000	0		0
> 60 Months		62,500,000	62,500,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	710,960,662	615,960,662	0	0	75,000,000	20,000,000
Jul-26	711,383,173	616,383,173	0	0	75,000,000	20,000,000
Jun-26	711,830,467	616,830,467	0	0	75,000,000	20,000,000
May-26	712,249,538	617,249,538	0	0	75,000,000	20,000,000
Apr-26	712,693,517	617,693,517	0	0	75,000,000	20,000,000
Mar-26	713,109,176	618,109,176	0	0	75,000,000	20,000,000
Feb-26	713,603,234	618,603,234	0	0	75,000,000	20,000,000
Jan-26	714,015,294	615,115,768	3,899,526	0	75,000,000	20,000,000
Dec-25	752,320,726	657,320,726	0	75,000,000	0	20,000,000
Nov-25	752,756,377	657,756,377	95,000,000	0	0	0
Oct-25	753,163,464	753,163,464	0	0	0	0
Sep-25	753,595,890	753,595,890	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30503144	75,000,000.00	75,000,000.00	49,300,000.00	05/28/26	5,555,774.00	1.22000	12/31/25	06/06/29	I/O
15	30503027	20,000,000.00	20,000,000.00	32,900,000.00	04/01/26	(253,816.00)	(0.09000)	12/31/25	05/06/29	I/O
Totals		95,000,000.00	95,000,000.00	82,200,000.00		5,301,958.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30503144	MU	NY	12/08/25	98

7/2/2026 - The Loan transferred on 12/12/2025 due to Delinquent Payments after Borrower failed to make the payment due on 10/6/2025. The Loan was previously transferred to the Special Servicer (NT) on 1/2/2025 due to Borrower''s request for a Loan Modific ation. Collateral consists of a 12-story, 370,305 SF mixed-use building (Property) with commercial space on floors 18 and 36 residential units on the top four floors, built in 1920 and located in Brooklyn, NY. The Property was formerly occupied by the Cit y of New York (Moody''s: Aa2 / Fitch: AA / S&P: AA), which occupied 342,496 SF (92% NRA, $47/SF) by the DCAS and exercised its early termination option effective 8/31/2025. As of YE 2025, the Property reported

NOI/DSCR/Occ of $5.5MM/1.22x/7.1%, with signi ficant operating shortfalls anticipated in 2026. Lender is awaiting updates regarding any new leasing. The Borrower is represented by Ironhound. Notice of Default was sent on 12/17/2025.

15	30503027	MU	NY	02/06/24	7

8/6/2026 - REO Title Date: October 23, 2025. Description of Collateral: The subject is an existing office building with ground floor retail located at 57-59 E 11th St, New York, NY within the Greenwich Village submarket. The subject is a 11-story building and contains a total of 61,375 rentable square feet of which 57,022 SF (92.9% NRA) is office and 4,353 SF (7.1% NRA) is retail space. The improvements were constructed in 1903 and renovated in 2018. The renovation included creating a rooftop terrace alon g with other general renovations on the interior of the property. The property was100% leased to WeWork on a 16-year lease expiring October 31, 2034; however, on November 6, 2023, WeWork filed for bankruptcy and the subject lease was rejected. Currently, the subject is fully vacant. Crossed with or is a Companion Loan to: GSMS 2019-GC39 – Loan #M30502796; BMARK 2019-B11 – Loan #M30503026; GSMS 2019-GC40 – Loan #M30503027.

Deferred Maintenance/Repair Issues: Asset is in Good condition.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30315996	0.00	4.86000%	33,968,926.39	4.86000%	8	06/22/21	05/19/21	06/22/21
10	30315996	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
15	30503027	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/17/20	11/04/20	11/04/20
21	30503005	0.00	4.98000%	0.00	4.98000%	8	11/04/20	11/04/20	11/17/20
Totals		0.00		33,968,926.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	30503138 01/13/25	3,250,000.00	4,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		3,250,000.00	4,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	30503138	01/27/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	234,437.50	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	647.80	0.00	0.00	0.00
15	0.00	0.00	4,305.56	0.00	0.00	41,238.95	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(180.14)	0.00	0.00	0.00
Total	0.00	0.00	20,451.39	0.00	0.00	41,238.95	0.00	234,437.50	467.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		296,595.50

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Supplemental Notes
None

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